Equity - Additional information (Details)		12 Months Ended
	May 10, 2023 EUR (€) NUMBER € / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	May 11, 2050	Oct. 13, 2049	May 11, 2047	Jan. 13, 2046	May 11, 2035	Oct. 13, 2034	May 11, 2032	Jan. 13, 2031	May 11, 2030	Oct. 13, 2029	May 11, 2027	Jan. 13, 2026
Share capital		€ 4,005,000,000	€ 4,005,000,000
Dividends recognised as distributions to owners per share | € / shares	€ 0.94
Number of treasury shares cancelled | shares	195,550,084	195,550,084
Reduction of the related reserve due to cancellation of treasury shares	€ 2,400,000,000
Purchase of shares, maximum authorised amount	€ 3,500,000,000
Number of treasury shares purchased | shares		128,894,264
Purchase of treasury shares		€ 1,837,000,000	2,400,000,000	€ 400,000,000
Interim dividend distribution of Eni SpA			1,500,000,000	1,533,000,000
Costs for the issue of perpetual subordinated bonds				€ 15,000,000
Other reserves			190,000,000
Number of treasury shares | shares		128,894,264
Treasury shares		€ 2,333,000,000	2,937,000,000
Cancellation of treasury shares		€ 2,400,000,000
Treasury shares assigned | shares		2,326,678
Distributable reserves		€ 43,000,000,000
Number of tranches for dividend distributions | NUMBER	4
Number of shares authorised for purchase of ordinary shares | shares	337,000,000
Number of shares authorised for purchase of ordinary shares for the purpose of remunerating shareholders | shares	275,000,000
Number of shares authorised for purchase of ordinary shares for setting up the so-called stock store | shares	62,000,000
Perpetual subordinated bonds
Notional amount		5,000,000,000	5,000,000,000
Perpetual subordinated bond, one
Notional amount		€ 1,500,000,000
Term of the bonds		5 years 3 months
Reoffer price (as a percent)		99.403%
Annual fixed coupon (as a percent)		2.625%
Perpetual subordinated bond, one | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																316.70%
Additional spread on variable rate (as a percent)								75.00%				25.00%
Perpetual subordinated bond, two
Notional amount		€ 1,500,000,000
Term of the bonds		9 years
Reoffer price (as a percent)		100.00%
Annual fixed coupon (as a percent)		3.375%
Perpetual subordinated bond, two | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)														364.10%
Additional spread on variable rate (as a percent)						75.00%				25.00%
Perpetual subordinated bond three
Notional amount		€ 1,000,000,000
Term of the bonds		6 years
Reoffer price (as a percent)		100.00%
Annual fixed coupon (as a percent)		2.00%
Perpetual subordinated bond three | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)															220.40%
Additional spread on variable rate (as a percent)							75.00%				25.00%
Perpetual subordinated bond four
Notional amount		€ 1,000,000,000
Term of the bonds		9 years
Reoffer price (as a percent)		99.607%
Annual fixed coupon (as a percent)		2.75%
Perpetual subordinated bond four | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)													277.10%
Additional spread on variable rate (as a percent)					75.00%				25.00%
September 2023
Dividends recognised as distributions to owners per share | € / shares	€ 0.24
November 2023
Dividends recognised as distributions to owners per share | € / shares	0.23
March 2024
Dividends recognised as distributions to owners per share | € / shares	0.24
May 2024
Dividends recognised as distributions to owners per share | € / shares	€ 0.23
ENI SpA
Share capital		€ 4,005,358,876	€ 4,005,358,876
ENI SpA | Ordinary shares
Number of shares issued | shares		3,375,937,893	3,571,487,977
Number of treasury shares | shares		157,115,336	226,097,834